Cover Letter

                        [Letterhead of JPMorgan Fleming]

April 1, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      J.P. Morgan Series Trust II
         Registration Statement File Nos.: 33-72834, 811-08212


Dear Sir or Madam:

         Pursuant to Rule 497(j) this letter serves as certification that the forms of Prospectuses relating to JPMorgan Bond Portfolio, JPMorgan International Opportunities Portfolio, JPMorgan Small Company Portfolio, JPMorgan U.S. Disciplined Equity Portfolio and JPMorgan Mid Cap Value Portfolio that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 16 to the Registration Statement of J.P. Morgan Series Trust II which became effective, and was filed electronically with, the Securities and Exchange Commission on March 28, 2002.

         Please contact me at (212) 837-1881 with any questions and/or comments.

Sincerely,


/s/ Judy R Bartlett
Vice President and Assistant
General Counsel